Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Statement Of Compliance And Summary Of Material Accounting Policies [Abstract]
Statement of Compliance
Statement of Compliance
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board and interpretations of the International Financial Reporting Interpretations Committee (the "IFRS Accounting Standards").
These consolidated financial statements have been prepared on a historical cost basis, except for financial instruments classified as fair value through profit or loss, which are stated at their fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.
The financial statements were approved by the board and authorized for issue on March 23, 2026.

Basis of consolidation
Basis of Consolidation
The consolidated financial statements comprise the accounts of Elemental Royalty Corporation, the parent company, and its controlled subsidiaries, after the elimination of all intercompany balances and transactions. For the period from October 17 to November 13, 2025 Tether Investments S.A. de C.V. owned more than 50% of the Company and was the ultimate parent company for this period of time.
Subsidiaries are all entities over which the Company has exposure to variable returns from its involvement and has the ability to use power over the investee to affect its returns. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases. The accounts of subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. Inter-company transactions, balances and unrealized gains or losses on transactions are eliminated.
Critical Accounting Estimates and Judgments
Critical Accounting Estimates and Judgments
The preparation of financial statements in conformity with IFRS Accounting Standards requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods. Areas of judgment and estimation that have the most significant effect on the amounts recognized in the consolidated financial statements are outlined below:
(a) Impairment review of royalty interests
At the end of each reporting period, it is assessed whether there are any indicators that the carrying value may not be recoverable or that an impairment loss previously recognized may no longer exist that gives rise to the requirement to conduct an impairment or impairment reversal analysis. Impairment or impairment reversal is assessed at the cash-generating unit (CGU) level, which is usually at the individual royalty from which independent cash inflows are generated.
Management uses judgment when assessing whether there are indicators of impairment, considering variables such as future commodity prices and guidance from the mine operators such as reserve and resource estimates or other relevant information from the operators which may indicate production from the interests will not likely occur or may be significantly reduced in the future. If such an indication exists, the recoverable amount of the interest is estimated in order to determine the extent of the impairment (if any). The test to determine the recoverable amount is performed using an income-based approach based on a discounted cash flow model which includes the following significant assumptions: future commodity prices, discount rate, and forecasted production based on mineral reserve and resource estimates from the operators. Management’s estimates of forecasted production of mineral reserves and mineral resources from the operators are based on information compiled by qualified persons (management’s expert).
(b) Taxation
The Company's accounting policy for taxation requires management's judgment as to the types of arrangements considered to be a tax on income in contrast to an operating cost. Judgment is also required in assessing whether deferred tax assets and certain deferred tax liabilities are recognized on the statement of financial position and their related measurement.
Deferred tax assets, including those arising from unused tax losses, capital losses and temporary differences, are recognized only where it is considered probable that they will be recovered, which is dependent on the generation of sufficient future taxable profits. Deferred tax liabilities arising from temporary differences caused principally by the expected royalty revenues generated by the royalty property are recognized unless expected offsetting tax losses are sufficient to offset the taxable income and therefore, taxable income is not expected to occur in the foreseeable future. Assumptions about the generation of future taxable profits depend on management's estimates of future cash flows. These depend on estimates of future production and sales volumes, commodity prices, and mineral reserves. Judgments are also required about the application of income tax legislation in foreign jurisdictions.
Note 2 - Basis of Presentation (continued)
These judgments and assumptions are subject to risk and uncertainty, hence there is a possibility that changes in circumstances will alter expectations, which may impact the amount of deferred tax assets and deferred tax liabilities recognized on the statement of financial position and the amount of other tax losses and temporary differences not yet recognized. In such circumstances, some or the entire carrying amount of recognized deferred tax assets and liabilities may require adjustment, resulting in a corresponding credit or charge to profit or loss.
(c) Business combinations
The assessment of whether an acquisition meets the definition of a business or is considered an asset acquisition is an area of key judgment. For an acquisition to constitute a business acquisition, the Company should be acquiring inputs and substantive processes which could deliver an output. Management would need to apply judgment to determine whether any processes were acquired as part of the acquisition of assets.
For both business combinations and asset acquisitions, the assumptions and estimates with respect to determining the fair values often require management to make assumptions and estimates about future events. The assumptions and estimates with respect to determining the fair value of assets acquired and liabilities assumed, those of royalty interests and other properties in particular, generally require a high degree of judgment and include estimates such as discount rates, long-term forecast commodity prices, and the future production of operator mineral reserves and mineral resources information. Changes in the judgments made or in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets and liabilities.
For accounting purposes, the Company determined that the Transaction met the definition of a business combination under IFRS 3 - Business Combinations and applied the acquisition method of accounting. The closing date of the Transaction was determined to be November 13, 2025 and Elemental was determined to be the acquiring company. Upon completion of the acquisition of EMX, Elemental and EMX shareholders owned 51% and 49% of the Company, respectively.
Business combinations	Business combinations
On the acquisition of a business, the acquisition method of accounting is used, in which the identifiable assets acquired and liabilities assumed are recognized and measured at their fair value at the date of acquisition, with the exception of income taxes. Provisional fair values allocated at a reporting date are finalized as soon as the relevant information is available, and within a period not to exceed twelve months from the acquisition date, with retrospective restatement of the impact of adjustments to those provisional fair values effective as at the acquisition date. Incremental costs related to acquisitions are expensed as incurred.
Note 3 - Material Accounting Policies (continued)
When the cost of the acquisition exceeds the fair values of the identifiable net assets acquired, the difference is recorded as goodwill. If the fair value attributable to the Company’s share of the identifiable net assets exceeds the cost of acquisition, the difference is recognized as a gain in the consolidated statements of comprehensive income (loss). Non-controlling interests represent the fair value of net assets in subsidiaries, as at the date of acquisition, which are not held by the Company, and are presented in the equity section of the Consolidated Statements of Financial Position.

Foreign currency	Foreign currency
(i)Foreign currency transactions
Transactions in foreign currencies are translated at the foreign exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the date of the consolidated statement of financial position are translated at the foreign exchange rate at that date. Foreign exchange differences arising on translation are recognized in the consolidated statements of comprehensive income (loss). Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated at foreign exchange rates ruling at the dates the fair value was determined.
(ii)Financial statements of foreign operations
The functional currency of the Company and each of its subsidiaries is the principal currency of the economic environment in which each entity operates. The assets and liabilities of foreign operations are translated to US Dollars at exchange rates ruling at the date of the consolidated statement of financial position. The revenues and expenses of operations are translated to US Dollars at rates approximating to the exchange rates ruling at the dates of the transactions. Foreign exchange differences arising on retranslation are recognized in other comprehensive income.
On disposal of a foreign operation, the cumulative exchange differences recognized in accumulated other comprehensive income relating to that operation up to the date of disposal are transferred to the consolidated statement of comprehensive income as part of the profit or loss on disposal.

Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents include cash and highly liquid investments held in the form of money market investments and certificates of deposit with investment terms that allow for penalty free redemption after three months.

Digital currencies	Digital currencies
Digital currency consists of Tether Gold stablecoins representing cryptocurrency-denominated assets. Digital currencies meet the definition of intangible assets in IAS 38, “Intangible Assets” as they are identifiable non-monetary assets without physical substance. Purchased digital currencies are initially recorded at cost and subsequently remeasured using the revaluation method. Under the revaluation method, increases in fair value are recorded in other comprehensive income, while decreases are recorded in the consolidated statements of income (loss) and comprehensive income (loss). There is no recycling of gains from other comprehensive income in the consolidated statements of income (loss) and comprehensive income (loss), except to the extent that an increase in fair value reverses a previous decrease in fair value that has been charged to profit or loss, that increase is recorded in the consolidated statements of income (loss) and comprehensive income (loss).
Note 3 - Material Accounting Policies (continued)

Revenue recognition	Revenue recognition
Revenue is comprised of income earned from royalties as well as other execution payments, staged option or property payments and project management fees. Revenue is measured at the fair value of consideration received or receivable when management can reliably estimate the amount, pursuant to the terms of a royalty agreement. In some instances, the Company will not have access to sufficient information to make a reasonable estimate of consideration to which it expects to be entitled and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Differences between estimates and actual amounts are adjusted and recorded in the period that the actual amounts are known.
The Company recognizes revenue upon the transfer of control of the relevant commodity from the operator to the end customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those commodities.

Income Tax	Income Tax
Income tax comprises current and deferred tax.
Income tax is recognized in the consolidated statements of income (loss) and comprehensive income (loss) except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity. Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized using the Consolidated Statements of Financial Position method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Earnings per share	Earnings per share
The Company presents basic and diluted earnings per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all potentially dilutive common shares, which comprises irrevocable ordinary share subscriptions as well as options and warrants to purchase shares issued to employees and third parties respectively.

Royalty interests	Royalty interests
Royalty interests consist of acquired royalty interests and royalty interests generated on the disposal or reduction in ownership of former exploration and evaluation projects of the Company.
Royalty interests, which are identified and classified as tangible assets, are initially measured at cost including any directly attributable transaction costs. They are subsequently measured at cost less accumulated depletion and accumulated impairment losses. Project evaluation costs that are not related to a specific royalty interest are expensed in the period incurred.
Producing royalty interests are depleted using the units-of-production method, based on units sold, over the anticipated life of the mine to which the interest relates. This is estimated using available information on proven and probable mineral reserves and the portion of resources expected to be classified as mineral reserves at the mine corresponding to the specific agreement, where management is confident that further resources will be converted into mineral reserves and are approaching economic decisions affecting the mine on this basis.
Note 3 - Material Accounting Policies (continued)
In situations when the expectations change, and management determines that an alternative basis may be more appropriate, such change is treated as a change in accounting estimate under IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’. The effect of the change is recognized prospectively from the period in which the change has been made.
Investments in associates and joint arrangements	Investments in associates and joint arrangements
An associate is an entity over which the Company has significant influence and is neither a subsidiary nor a joint arrangement. The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not have control or joint control over those policies.

A joint arrangement is defined as an arrangement over which two or more parties have joint control, which is the contractually agreed sharing of control over an arrangement. This exists only when the decisions about relevant activities (being those that significantly affect the returns of the arrangement) require unanimous consent of the parties sharing control. There are two types of joint arrangement, joint operations and joint ventures. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. In relation to the Company’s interests in any joint operation, the Company recognizes its share of any assets, liabilities, revenues and expenses of the joint operation.
A joint venture is an entity over which the Company has joint control through a joint arrangement that requires the unanimous consent of the parties sharing control, and whereby the joint arrangement does not confer a right to the assets or an obligation for the liabilities of the entity.
The Company accounts for its investment in an associate or joint venture using the equity method. It is initially recognized at cost when acquired and subsequently increased or decreased to recognize the Company’s share of the associate or joint venture’s net income or loss. Adjustments may be necessary to give effect to uniform accounting policies or to reflect any other movement in the associate or joint venture’s reserves or for impairment losses after the initial recognition date.
The share of income or loss is recognized in the Company’s net loss during the period. Distributions received from the associate or joint venture are accounted for as a reduction in the carrying amount of the Company’s investment.

Other property interests and royalty generation expenditures	Other property interests and royalty generation expenditures
Acquisition costs for property interests, net of recoveries, are capitalized on a property-by-property basis. Acquisition costs include cash consideration and the value of common shares, issued for property interests pursuant to the terms of the agreement. Royalty generation expenditures, net of recoveries, are charged to profit or loss as incurred. After a property is determined by management to be commercially feasible, an impairment test is conducted and subsequent development expenditures on the property will be capitalized.
When there is little prospect of further work on a property being carried out by the Company or its partners, when a property is abandoned, or when the capitalized costs are no longer considered recoverable, the related property costs are written down to management's estimate of their net recoverable amount. The costs related to a property from which there is production, together with the costs of production equipment, will be depleted and amortized using the unit-of-production method.
A property interest acquired under an option agreement, where payments are made at the sole discretion of the Company, is capitalized at the time of payment. Option payments received are treated as a reduction of the carrying value of the related acquisition cost for the mineral property until the payments are in excess of acquisition costs, at which time they are then credited to profit or loss. Option payments are at the discretion of the optionee and, accordingly, are accounted for when receipt is reasonably assured.
Note 3 - Material Accounting Policies (continued)

Impairment of royalty interests	Impairment of royalty interests
An evaluation of the carrying value of each royalty is undertaken when an event or change in circumstance indicates that the carrying value may not be recoverable. If any indication of impairment exists, the recoverable amount is estimated to determine the extent of any impairment loss. The calculation of the recoverable amount includes the following significant assumptions: production, long term commodity prices, and discount rate. Estimated future production is determined using estimated mineral reserves and mineral resources, as well as exploration potential expected to be converted into resources or reserves. Long-term commodity prices are determined by reference to average long-term price forecasts per analyst consensus pricing. If it is determined that the recoverable amount is less than the carrying value, then an impairment is recorded with a charge to net income (loss).
An assessment is made at each reporting period if there is any indication that a previous impairment loss may no longer exist or has decreased. If an indication is present, the carrying amount of the royalty interest is increased to the revised estimate of its recoverable amount to the extent that the increased carrying amount does not exceed the carrying amount net of depletion which would have been determined had no impairment loss been recognized for the royalty in a previous period.

Financial instruments	Financial Instruments
A financial instrument is recognized in the statements of financial position when the Company has become a party to the contractual provision of the instrument. A financial asset is derecognized when the contractual right to receive cash flows from the financial asset has expired or has been transferred and the Company has transferred substantially all the risks and rewards of ownership. On derecognition of a financial asset in its entirety, the difference between the carrying amount and the sum of the consideration received and any cumulative gain or loss that had been recognized in other comprehensive income is recognized in profit or loss.
Financial assets carried at amortized cost
A financial asset is held at amortized cost where the objective is to collect contractual cash flows and these cash flows are solely payments of principal and interest. Such an asset is initially recognized at fair value plus transaction costs directly attributable to its acquisition or issue, and is subsequently carried at amortized cost using the effective interest rate method, less provision for impairment. A provision is recognized based on the simplified approach within IFRS 9 Financial Instruments (“IFRS 9“) using a provision matrix in the determination of the lifetime expected credit loss (“ECL”). This includes an assessment of the probability of non-payment of the receivable, which is multiplied by the value of the expected loss arising from default to determine the lifetime ECL. On confirmation that the receivable will not be collectable, the gross carrying value of the asset is written off against the associated provision.
For trade receivables and other receivables due in less than 12 months, the Company applies the simplified approach in calculating ECLs, as permitted by IFRS 9. Therefore, the Company does not track changes in credit risk, but instead, recognizes a loss allowance based on the financial asset’s lifetime ECL at each reporting date.
The Company considers a financial asset to be in default when contractual payments are four weeks past due without communication from the operator of the mine over which the Company holds a royalty. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company. The loss allowance for receivables is measured based on lifetime expected credit losses.
At each reporting date, the Company assesses whether financial assets carried at amortized cost are credit impaired, which is indicated when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred, which aligns to the definition of default.
The Company's financial assets measured at amortized cost comprise cash and cash equivalents, trade receivables and reclamation bonds in the consolidated statement of financial position.
Note 3 - Material Accounting Policies (continued)
Financial liabilities measured at amortized cost
Financial liabilities measured at amortized cost using the effective interest rate method include borrowings, trade and other payables that are short term in nature and advances from royalty generation partners. A financial liability is derecognized if the Company’s obligations specified in the contract expire or are discharged or cancelled.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate (“EIR”). The EIR amortization is included as a finance cost in the statements of income (loss) and other comprehensive income (loss).
Financial liabilities measured at fair value through profit or loss
Derivative liabilities and investments in common shares and warrants are classified as fair value through profit or loss ("FVTPL"). These common shares and warrants are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement recognized in profit or loss under the classification of change in fair value of fair value through profit or loss assets.
Transaction costs on initial recognition of financial instruments classified as FVTPL are expensed as incurred. Transaction costs incurred on initial recognition of financial instruments classified as amortized cost are recognized at their fair value amount and offset against the related asset or liability. Financial assets are derecognized when the contractual rights to the cash flows from the asset expire.
Financial liabilities are derecognized only when the Company's obligations are discharged, cancelled or they expire. On derecognition, the difference between the carrying amount (measured at the date of derecognition) and the consideration received (including any new asset obtained less any new liability obtained) is recognized in profit or loss.

Property and equipment	Property and equipment
Property and equipment is recorded at cost. Buildings are depreciated using a 5 year straight line method. Equipment is depreciated using a 5 year straight line method or by using the declining balance method at a rate of 20% per annum. Depreciation on equipment used directly on royalty generation projects is included in royalty generation expenditures for that mineral property.

Leases	Leases
The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right of-use asset is initially measured at cost, and subsequently at cost less any accumulated depreciation and impairment losses, and is adjusted for certain remeasurements of the lease liability. The cost of the right-of-use asset includes the amount of the initial measurement of the lease liability. Right-of-use assets are presented in property, plant and equipment on the statements of financial position.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in the estimate of the amount expected to be payable.
The Company does not recognize right-of-use assets and lease liabilities for leases of low-value assets and leases with lease terms that are less than 12 months at inception.
Note 3 - Material Accounting Policies (continued)

Share-based payments	Share-based payments
Directors, officers, employees and certain consultants may receive remuneration in the form of share-based payments whereby services are rendered for equity instruments (equity-settled transactions). The cost of equity settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. The cost is recognized in share-based compensation expense, together with a corresponding increase in equity (contributed surplus) over the period in which the service and performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value.
The fair value of share purchase options granted is recognized as an employee or consultant expense with a corresponding increase in equity. The fair value of share purchase options granted is determined by the Black-Scholes option pricing model using amounts that are believed to approximate the volatility of the trading price of the Company’s stock, the expected lives of awards of share purchase options, the fair value of the Company’s shares and the risk-free interest rate. For employees, the fair value of the options is measured at the date of grant. For non-employees, the options are measured at the fair value of the goods or services received, unless they cannot be reliably measured in which case their values are determined by the Black-Scholes option pricing model. Fair value is measured on the earlier of the date at which the counterparty performance is complete or the date the performance commitment is reached or the date at which the equity instruments are granted if they are fully vested and non-forfeitable.
The estimated fair value of awards of share purchase options is recognized in profit or loss over the vesting period, with offsetting amounts to contributed surplus. If the share purchase options are granted for past services, they are recognized in profit or loss immediately. If the share purchase options are forfeited prior to vesting, no amounts are recognized in profit or loss. If share purchase options are exercised, then the fair value of the options is reclassified from equity reserve to share capital.
At each financial position reporting date, the amount recognized as profit or loss is adjusted to reflect the actual number of share purchase options that are expected to vest.

Segment reporting	Segment reporting
In accordance with IFRS 8 'Operating Segments', an operating segment is defined as a business activity whose operating results are reviewed by the chief operating decision maker ('CODM') and for which discrete information is available. The Company's CODM is the Chief Executive Officer. The Company records one segment, which is its royalty interests from which it derives its revenue (Note 15).

Change in Accounting Policy
Change in Accounting Policy
During the year ended December 31, 2025 the Company changed its accounting policy with respect to exploration and evaluation expenditures. In prior years the Company's policy was to capitalize by property, all costs directly related to the exploration and evaluation of mineral properties classified as exploration and evaluation assets. The Company has elected to change this policy to now charge to operations, royalty generation expenditures as incurred, net of recoveries received, effective with the presentation of these financial statements, on a retrospective basis. The Company believes the change in accounting policy accurately reflects the royalty generation business and will aid in the understandability of the Company's financial information. As the Company has previously written off all of its capitalized exploration and evaluation expenditures in past years, there is no change on adoption to the Company's opening balance sheet as of January 1, 2024.

New Accounting Standards Issued
New Accounting Standards Issued
Certain pronouncements have been issued by the International Accounting Standards Board or the International Financial Reporting Interpretations Committee that are effective for accounting periods beginning on or after January 1, 2026 and have not yet been adopted. The Company has reviewed these updates and the amendments that are applicable to the Company are discussed below:
Note 3 - Material Accounting Policies (continued)
IFRS 7 Financial Instruments: Disclosures and IFRS 9 Financial Instruments
In May 2024, the International Accounting Standards Board issued amendments to IFRS 7 Financial Instruments: Disclosures and IFRS 9 Financial Instruments relating to settling financial liabilities using electronic payment systems and assessing contractual cash flow characteristics of financial assets. The amendments will be effective on January 1, 2026, and the Company has assessed the impact and concluded that it is not material to the Company.
IFRS 18 Presentation and Disclosure in Financial Statements
IFRS 18 Presentation and Disclosure in Financial Statements, which will replace IAS 1, Presentation of Financial Statement aims to improve how companies communicate in their financial statements, with a focus on information about financial performance in the statement of profit or loss, in particular additional defined subtotals, disclosures about management-defined performance measures and new principles for aggregation of information. IFRS 18 is accompanied by limited amendments to the requirements in IAS 7 Statement of Cash Flows. IFRS 18 is effective from January 1, 2027. Companies are permitted to apply IFRS 18 before that date. The Company is currently assessing the impact of the new standard.